SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of change in liabilities arising from financing activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	$ 63,179,830	$ 32,364,230	$ 7,544,216
Repayment	(66,599,686)	(6,507,185)	(4,573,999)
Proceeds	18,709,857	31,992,712	17,345,479
Accretion (revaluation) expense	1,001,611	841,073	583,823
Borrowings costs, capitalized within intangible assets	2,633	59,481	89,543
Increase through new leases, liabilities arising from financing activities	56,575,021	2,258,068	10,660,924
Unrealized foreign exchange loss	(59,504)	7,893	(145,872)
Foreign currency translation adjustment	2,477,225	2,163,558	860,116
Liabilities arising from financing activities	75,286,987	63,179,830	32,364,230
Long-term borrowings
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	26,817,815	11,783,882	504,641
Repayment	(41,611,760)	(1,659,855)	(1,517,192)
Proceeds	15,775,473	15,021,339	7,572,316
Accretion (revaluation) expense	125,290	582,018	538,973
Borrowings costs, capitalized within intangible assets	2,516	41,161	82,112
Non-monetary additions		61,106	4,521,723
Unrealized foreign exchange loss	(16,732)	7,893	(145,872)
Foreign currency translation adjustment	1,420,478	980,271	227,181
Liabilities arising from financing activities	2,513,080	26,817,815	11,783,882
Long-term borrowings | Credit facilities
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	18,209,335	10,345,924	3,738,300
Repayment	(19,188,863)	0
Proceeds	0	7,272,073	6,283,827
Accretion (revaluation) expense	0	0	0
Borrowings costs, capitalized within intangible assets	0	0	0
Unrealized foreign exchange loss	0	0	0
Foreign currency translation adjustment	979,528	591,338	323,797
Liabilities arising from financing activities	0	18,209,335	10,345,924
Long-term borrowings | Loan on research and development tax credits and subsidies receivable
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	10,433,572	3,564,637	2,319,945
Repayment	(2,829,254)	(3,242,248)	(2,385,259)
Proceeds	2,934,384	9,699,300	3,489,336
Accretion (revaluation) expense	0	0	0
Borrowings costs, capitalized within intangible assets	0	0	0
Unrealized foreign exchange loss	0	0	0
Foreign currency translation adjustment	25,888	411,883	140,615
Liabilities arising from financing activities	10,564,590	10,433,572	3,564,637
Lease liabilities
Disclosure Of Supplemental Cash Flow Information [Line Items]
Liabilities arising from financing activities at beginning of period	7,719,108	6,669,787	981,330
Repayment	(2,969,809)	(1,605,082)	(671,548)
Proceeds	0	0	0
Accretion (revaluation) expense	876,321	259,055	44,850
Borrowings costs, capitalized within intangible assets	117	18,320	7,431
Increase through new leases, liabilities arising from financing activities	56,575,021	2,196,962	6,139,201
Unrealized foreign exchange loss	(42,772)	0	0
Foreign currency translation adjustment	51,331	180,066	168,523
Liabilities arising from financing activities	$ 62,209,317	$ 7,719,108	$ 6,669,787